RIGHT-OF-USE ASSETS AND LEASES LIABILITIES (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2021	Jan. 01, 2020	Jan. 01, 2019
Right of Use [Line Items]
Carrying amounts of right-of-use assets						¥ 17,266,000
Amortization charge of right-of-use assets	¥ 14,067,000	¥ 13,082,000	¥ 12,187,000
Interest expense on lease liability	2,166,000	2,746,000	315,000
Total cash outflow in financing activities for leases	15,447,000	14,841,000	¥ 13,902,000
Right-of-use assets [member]
Right of Use [Line Items]
Carrying amounts of right-of-use assets	44,288,000	58,458,000		¥ 58,458,000	¥ 5,078,000
Amortization charge of right-of-use assets	14,067,000	13,082,000
Interest expense on lease liability	¥ 2,166,000	¥ 2,746,000